Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, CT 06880
(203) 226-7866


VIA EDGAR


May 3, 2002

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Investors Mark Series Fund, Inc.
     File No. 333-32723
     ---------------------------------

Ladies and Gentlemen:

Pursuant to Securities Act Rule 497(j), we hereby certify that the Prospectus and Statement of Additional Information dated May 1, 2002, which would have been filed under Rule 497(c) do not differ from the Prospectus and Statement of Additional Information contained in the most recent Post-Effective Amendment, which Amendment has been filed electronically.

Please contact the undersigned with any questions or comments you may have concerning the enclosed.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.


By: /s/ RAYMOND A. O'HARA III
    ------------------------------
        Raymond A. O'Hara III